Convertible Preferred Stock - Authorized, issued and outstanding Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Convertible Preferred Stock
Shares Authorized, Issued and Outstanding	107,197,118
Convertible preferred stock
Convertible Preferred Stock
Shares Authorized, Issued and Outstanding	107,197,118	0
Series A convertible preferred stock
Convertible Preferred Stock
Issuance Price per share	$ 0.04
Shares Authorized, Issued and Outstanding	26,946,090
Total Proceeds or Exchange Value	$ 1,038
Issuance Costs	11
Net Carrying Value	$ 1,027
Initial Liquidation Price per share	$ 0.77
Series B convertible preferred stock
Convertible Preferred Stock
Issuance Price per share	$ 0.77
Shares Authorized, Issued and Outstanding	25,957,500
Total Proceeds or Exchange Value	$ 20,000
Issuance Costs	99
Net Carrying Value	$ 19,901
Initial Liquidation Price per share	$ 0.77
Series C convertible preferred stock
Convertible Preferred Stock
Issuance Price per share	$ 3.21
Shares Authorized, Issued and Outstanding	29,018,455
Total Proceeds or Exchange Value	$ 93,067
Issuance Costs	246
Net Carrying Value	$ 92,821
Initial Liquidation Price per share	$ 3.21
Series D convertible preferred stock
Convertible Preferred Stock
Issuance Price per share	$ 9.89
Shares Authorized, Issued and Outstanding	25,275,073
Total Proceeds or Exchange Value	$ 250,000
Issuance Costs	2,812
Net Carrying Value	$ 247,188
Initial Liquidation Price per share	$ 9.89